THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	5 Months Ended	12 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 NCM	Dec. 31, 2013 NCM	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Apr. 02, 2011 Predecessor	Mar. 29, 2012 Predecessor	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor item	Feb. 13, 2007 Predecessor NCM	Aug. 30, 2012 Predecessor NCM	Mar. 29, 2012 Predecessor NCM	Jun. 14, 2010 Predecessor NCM	Mar. 29, 2012 Predecessor Minimum	Mar. 29, 2012 Predecessor Maximum	Dec. 31, 2013 Wanda	Dec. 23, 2013 IPO Class A common stock Holdings	Dec. 31, 2013 IPO Class A common stock Holdings
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued																			18,421,053
Price per share (in dollars per share)				$ 19.96											$ 17.13				$ 18.00
Number of additional shares option exercised by underwriters																			2,631,579
Total offering size (in shares)																			21,052,632
Net proceeds from offering																			$ 355,299,000
Amount of IPO proceeds contributed AMCE																			355,580,000	355,299,000
Ownership percentage held in Holding entity																		77.87%
Combined voting power held in Holdings (as a percent)																		91.35%
Total Merger consideration									701,811,000
Cash invested by Wanda									700,000,000
Cash invested by members of management									1,811,000
Estimated transaction value									2,748,018,000
Noncontrolling (minority) interests (as a percent)		0.00%
Length of fiscal year prior to change					364 days	371 days
Revenues
Admissions	548,632,000	1,847,327,000							816,031,000	1,295,469,000	1,721,295,000
Food and beverage	229,739,000	786,912,000							342,130,000	518,081,000	689,680,000
Other theatre	33,121,000	115,189,000							47,911,000	71,984,000	111,002,000
Total revenues	811,492,000	2,749,428,000							1,206,072,000	1,885,534,000	2,521,977,000
Operating costs and expenses
Film exhibition costs	291,561,000	976,912,000							436,539,000	694,863,000	916,054,000
Food and beverage costs	30,545,000	107,325,000							47,326,000	70,961,000	93,581,000
Operating expense	230,434,000	726,641,000							297,328,000	525,431,000	696,783,000
Rent	143,374,000	451,828,000							189,086,000	334,607,000	445,326,000
General and administrative:
Merger, acquisition and transaction costs	3,366,000	2,883,000							172,000	1,179,000	2,622,000
Management fee									2,500,000	3,750,000	5,000,000
Other	29,110,000	97,288,000							27,025,000	36,065,000	51,776,000
Depreciation and amortization	71,633,000	197,537,000							80,971,000	155,970,000	212,817,000
Operating costs and expenses	800,023,000	2,560,414,000							1,080,947,000	1,822,826,000	2,424,244,000
Operating income (loss)	11,469,000	189,014,000							125,125,000	62,708,000	97,733,000
Other expense (income)
Other expense (income)	49,000	(1,415,000)							960,000	377,000	1,402,000
Interest expense:
Corporate borrowings	45,259,000	129,963,000							67,614,000	120,265,000	161,645,000
Capital and financing lease obligations	1,873,000	10,264,000							2,390,000	4,480,000	5,968,000
Equity in earnings of non-consolidated entities	2,480,000	(47,435,000)	(4,271,000)	(23,196,000)					(7,545,000)	(1,864,000)	(12,559,000)	(132,622,000)	(7,473,000)	(28,489,000)
Investment expense (income)	290,000	(2,084,000)							(41,000)	17,666,000	17,641,000
Total other expense	49,951,000	89,293,000							63,378,000	140,924,000	174,097,000
Earnings (loss) from continuing operations before income taxes	(38,482,000)	99,721,000							61,747,000	(78,216,000)	(76,364,000)
Income tax provision	3,500,000	(263,383,000)							2,500,000	1,510,000	2,015,000
Earnings (loss) from continuing operations	(41,982,000)	363,104,000							59,247,000	(79,726,000)	(78,379,000)
Loss from discontinued operations, net of income taxes	(688,000)	1,296,000							35,153,000	(2,989,000)	(3,609,000)
Net earnings (loss)	(42,670,000)	364,400,000							94,400,000	(82,715,000)	(81,988,000)
Consolidated Statement of Comprehensive Loss
Net loss	(42,670,000)	364,400,000							94,400,000	(82,715,000)	(81,988,000)
Foreign currency translation adjustment, net of tax	(530,000)	179,000							11,935,000	4,837,000
Pension and other benefit adjustments:
Amortization of net loss included in net periodic benefit costs, net of tax										4,000
Amortization of prior service credit included in net periodic benefit costs, net of tax		(78,000)								(668,000)
Unrealized loss on marketable securities:
Unrealized holding loss arising during the period, net of tax	1,915,000	(1,622,000)								(23,791,000)
Less: reclassification adjustment for loss included in investment expense, net of tax	(2,000)	925,000								17,724,000
Other comprehensive loss	9,444,000	14,760,000								(1,894,000)
Total comprehensive income (loss)	(33,226,000)	379,160,000								(84,609,000)
Cash flows from operating activities:
Net loss	(42,670,000)	364,400,000							94,400,000	(82,715,000)	(81,988,000)
Adjustment to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	71,633,000	197,537,000								156,914,000
Impairment of RealD Inc. investment		1,370,000								17,751,000	17,751,000
Theatre and other closure expense	2,381,000	5,823,000								5,687,000
Loss on dispositions	(73,000)	2,876,000								1,444,000	580,000
Stock-based compensation		12,000,000								1,471,000
Equity in earnings from non-consolidated entities, net of distributions	12,707,000	(19,611,000)								18,731,000
Change in assets and liabilities:
Receivables	(66,615,000)	(3,365,000)								(46,862,000)
Other assets	(35,138,000)	(8,915,000)								(1,958,000)
Accounts payable	69,029,000	64,215,000								38,266,000
Accrued expenses and other liabilities	63,288,000	14,822,000								36,078,000
Other, net	(597,000)	11,649,000								(7,550,000)
Net cash provided by operating activities	73,892,000	357,342,000							79,497,000	137,257,000	197,327,000
Cash flows from investing activities:
Capital expenditures	(72,774,000)	(260,823,000)							(40,116,000)	(85,083,000)	(139,359,000)
Investments in non-consolidated entities, net	(1,194,000)	(3,265,000)							1,589,000	(23,835,000)	(26,880,000)
Other, net	(575,000)	(7,448,000)							205,000	944,000	98,000
Net cash used in investing activities	(158,898,000)	(268,784,000)							(31,031,000)	(107,974,000)	(163,714,000)
Cash flows from financing activities:
Principal payments under Term Loan	(4,002,000)	(7,813,000)							(4,002,000)	(3,250,000)	(4,875,000)
Principal payments under capital and financing lease obligations	(875,000)	(6,446,000)							(1,298,000)	(2,645,000)	(3,422,000)
Deferred financing costs		(9,126,000)							(2,378,000)	(667,000)	(6,002,000)
Change in construction payables	22,487,000	(19,404,000)							(23,575,000)	(1,298,000)	13,512,000
Dividends paid to Holdings		(588,000)								(109,581,000)	(109,581,000)
Net cash provided by (used in) financing activities	117,610,000	324,928,000							(222,288,000)	(117,441,000)	(62,990,000)
Effect of exchange rate changes on cash and equivalents	(207,000)	(103,000)							16,000	520,000	556,000
Net increase (decrease) in cash and equivalents	32,397,000	413,383,000							(173,806,000)	(87,638,000)	(28,821,000)
Cash and equivalents at beginning of period	98,531,000	130,928,000					301,158,000			301,158,000	301,158,000
Cash and equivalents at end of period	130,928,000	544,311,000							98,531,000	213,520,000
Cash paid during the period for:
Interest	68,794,000	152,220,000								138,849,000
Income taxes, net	10,088,000	1,646,000								802,000
Revenues
Percentage of revenue related to sales of gift cards and packaged tickets deferred		100.00%
Period after issuance of gift cards to recognize breakage income on the unredeemed gift cards		18 months
Number of gift card sales channels for which breakage rate is applied											5
Breakage rate for gift cards (as a percent)																14.00%	23.00%
Period over which total amount of breakage for that current month's sales in proportion to the pattern of actual redemptions is recognized											24 months
Period during which breakage for packaged tickets continues to be recognized as redemption if not used after being purchased											18 months
Gift card breakage income recognized	3,483,000	19,510,000							7,776,000		32,633,000
Gift card breakage income recorded due to change from the Remote Method to the Proportional Method								14,969,000
Film Exhibition Costs
Film exhibition cost payable	120,650,000	149,378,000
Customer Frequency Program
Rewards earned							10
Amount spent							100
Redemption period of rewards, maximum (in days)							90 days
Period for recognition of annual membership fee (in years)							1 year
Advertising Costs
Advertising costs	4,137,000	9,684,000							3,603,000		10,118,000
Impairment of intangible assets	$ 0	$ 0							$ 0		$ 0